Pay vs Performance Disclosure	12 Months Ended			15 Months Ended	21 Months Ended
	Dec. 27, 2022 USD ($) $ / shares	Dec. 28, 2021 USD ($) $ / shares	Dec. 29, 2020 USD ($) $ / shares	Mar. 18, 2021	Dec. 27, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table
							Value of Initial Fixed $100 Investment Based on:
Year	SCT Total Comp First PEO ($)(1)	SCT Total Comp for Second PEO ($)(2)	CAP to First PEO ($)(3)	CAP to Second PEO ($)(4)	Avg. SCT Total Comp for Non-PEO NEOs ($)(5)	Avg. CAP to Non-PEO NEOs ($)(6)	TSR ($)(7)	Peer Group TSR (S&P Index) ($)(8)	Peer Group TSR (Russell Index) ($)(8)	Net Income (in Millions) ($)	Diluted EPS ($)
2022	4,421,989	N/A	5,725,465	N/A	1,662,319	1,823,561	$173.96	$134.26	$121.76	269.8	3.97
2021	3,769,765	4,986,164	3,801,740	(2,793,754)	2,634,509	1,934,435	$164.74	$145.77	$131.20	245.3	3.50
2020	N/A	3,620,939	N/A	7,366,061	1,207,262	1,773,284	$140.80	$118.90	$113.40	31.3	0.45

(1)

For the purposes of this table, the First Principal Executive Officer refers to Gerald L. Morgan.  On March 18, 2021, Mr. Morgan was named Chief Executive Officer of the Company following Mr. Taylor’s passing.  The amounts described in this column relate to amounts disclosed in the Summary Compensation Table of this proxy statement.  Additionally, for the purposes of the 2021 fiscal year, the amounts also reflect compensation received by Mr. Morgan for positions within the Company before assuming the role of Chief Executive Officer on March 18, 2021.

(2)

For the purposes of this table, the Second Principal Executive Officer refers to W. Kent Taylor.  Mr. Taylor served as the Chief Executive Officer of the Company until his passing on March 18, 2021.  The amounts described in this column relate to amounts disclosed in the Summary Compensation Table of this proxy statement.

(3)

CALCULATION OF FIRST PEO CAP
Year	SCT Total Comp ($)(a)	SCT Stock Awards ($)(b)	Value of Unvested Equity Awards Granted during CFY ($)(c)	Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY ($)(d)	Value of Equity Awards Granted and Vested in CFY ($)(e)	Change in Value of Granted in Prior Years and Vested in CFY ($)(f)	Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY ($)(g)(i)	CAP to First PEO($) (a)-(b)+(c)+(d)+(e)+(f)-(g)
2022	4,421,989	2,201,368	2,297,748	--	$4,996	1,202,100	--	5,725,465
2021	3,769,765	2,394,513	2,352,525	--	--	73,963	--	3,801,740
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(i)	For the purposes of determining the amount that should be included in column (g) of each footnote throughout the Company’s Pay Versus Performance disclosure, the Company has used (i) the value of the difference in the target amount of performance based restricted stock units that an applicable officer was granted for a particular fiscal year and the amount of performance based restricted stock units that actually vested to the extent the same is less than such target amount, and (ii) the value of the difference in the target amount of “retention” restricted stock units that an applicable officer was granted and the amount of “retention” restricted stock units that actually vested (as and if applicable).

(4)

CALCULATION OF SECOND PEO CAP
Year	SCT Total Comp ($)(a)	SCT Stock Awards ($)(b)	Value of Unvested Equity Awards Granted during CFY ($)(c)	Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY ($)(d)	Value of Equity Awards Granted and Vested in CFY ($)(e)	Change in Value of Equity Awards Granted in Prior Years and Vested in CFY ($)(f)	Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY ($)(g)	CAP to Second PEO($) (a)-(b)+(c)+(d)+(e)+(f)-(g)
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	4,986,164	4,753,200	--	--	1,909,885	880,222	5,816,825	(2,793,754)
2020	3,620,939	3,358,800	4,737,600	1,698,000	---	668,322	---	7,366,061

(5)	For the purposes of the 2020 fiscal year, the Non-Principal Executive Officers include Tonya R. Robinson, Doug W. Thompson, S. Chris Jacobsen, and Gerald L. Morgan.

For the purposes of the 2021 fiscal year, the Non-Principal Executive Officers include Tonya R. Robinson, Doug W. Thompson, S. Chris Jacobsen, Christopher C. Colson, Hernan E. Mujica and Regina A. Tobin.

For the purposes of the 2022 fiscal year, the Non-Principal Executive Officers include Tonya R. Robinson, S. Chris Jacobsen, Christopher C. Colson, Hernan E. Mujica and Regina A. Tobin.

(6)

CALCULATION OF 2020 NON-PEO CAP
Year	SCT Total Comp ($)(a)	SCT Stock Awards ($)(b)	Value of Unvested Equity Awards Granted during CFY ($)(c)	Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY ($)(d)	Value of Equity Awards Granted and Vested in CFY($)(e)	Change in Value of Equity Awards Granted in Prior Years and Vested in CFY ($)(f)	Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY ($)(g)	CAP to Non-PEO($) (a)-(b)+(c)+(d)+(e)+(f)-(g)
Robinson	920,732	671,760	947,520	226,400	---	(3,400)	---	1,419,492
Thompson	1,818,256	1,679,400	2,368,800	283,000	---	265,278	--	3,055,934
Jacobsen	924,889	671,760	947,520	226,400	---	92,317	---	1,519,366
Morgan	1,165,170	291,726	394,800	---	---	(169,900)	---	1,098,344
Average	1,207,262	828,662	1,164,660	183,950	---	46,074	---	1,773,284

CALCULATION OF 2021 NON-PEO CAP
Year	SCT Total Comp Amount ($)(a)	SCT Stock Awards ($)(b)	Value of Unvested Equity Awards Granted during CFY ($)(c)	Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY ($)(d)	Value of Equity Awards Granted and Vested in CFY ($)(e)	Change in Value of Equity Awards Granted in Prior Years and Vested in CFY ($)(f)	Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY ($)(g)	CAP to Non-PEO($) (a)-(b)+(c)+(d)+(e)+(f)-(g)
Robinson	1,788,492	998,855	1,120,250	---	---	5,234	147,497	1,767,624
Thompson	7,556,722	2,376,600	---	---	---	6,192	1,475,289	3,711,025
Jacobsen	1,712,853	950,640	1,075,440	---	---	4,020	516,319	1,325,354
Tobin	1,395,079	822,315	761,770	---	---	56,190	---	1,390,724
Colson	1,589,173	945,109	873,795	---	---	66,566	---	1,584,425
Mujica	1,764,732	1,142,043	1,064,238	---	---	140,529	---	1,827,456
Average	2,634,509	1,205,927	815,916	---	---	46,455	356,518	1,934,435

CALCULATION OF 2022 NON-PEO CAP
Year	SCT Total Comp ($)(a)	SCT Stock Awards ($)(b)	Value of Unvested Equity Awards Granted during CFY ($)(c)	Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY ($)(d)	Value of Equity Awards Granted and Vested in CFY ($)(e)	Change in Value of Equity Awards Granted in Prior Years and Vested in CFY ($)(f)	Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY ($)(g)	CAP to Non-PEO($) (a)-(b)+(c)+(d)+(e)+(f)-(g)
Robinson	1,755,123	893,178	932,283	---	---	205,623	---	1,999,851
Jacobsen	1,787,674	793,936	828,696	---	---	403,536	---	2,225,970
Tobin	1,788,904	795,166	913,449	---	---	(11,380)	---	1,895,807
Colson	1,489,948	496,210	517,935	---	---	(6,458)	---	1,505,215
Mujica	1,489,948	496,210	517,935	---	---	(20,710)	---	1,490,963
Average	1,662,319	694,940	742,060	---	---	114,122	---	1,823,561

(7)

For the purposes of calculating the Company’s total shareholder return (“TSR”), the Company’s TSR increased 40.8% in fiscal year 2020, increased 17.0% in fiscal year 2021, and increased 5.6% in fiscal year 2022.

(8)

As more particularly shown in the Company’s Annual Report on Form 10-K for the years ended December 29, 2020 and December 28, 2021, we presented a performance graph by comparing our cumulative TSR against the Russell 3000 Restaurant Index (the “Russell Index”). In connection with our Annual Report on Form 10-K for the year ended December 27, 2022, the Company transitioned to the S&P Composite 1500 Restaurant Sub-Index (the “S&P Index”) as we believe this index is a more widely utilized industry index. For the purposes of the table above, we have shown the TSR for the Company’s peer companies using both the Russell Index and the S&P Index.  In furtherance of the foregoing,

(A)	using the Russell 3000 Restaurant Index, the TSR of the Company’s peer companies increased 13.4% in fiscal year 2020, increased 15.7% in fiscal year 2021, and decreased 7.2% in fiscal year 2022; and

(B)

using the S&P Composite 1500 Restaurant Sub-Index, the TSR of the Company’s peer companies increased 18.9% in fiscal year 2020, increased 22.6% in fiscal year 2021, and decreased 7.9% in fiscal year 2022.

Company Selected Measure Name	Diluted EPS
Named Executive Officers, Footnote [Text Block]				For the purposes of this table, the Second Principal Executive Officer refers to W. Kent Taylor. Mr. Taylor served as the Chief Executive Officer of the Company until his passing on March 18, 2021. The amounts described in this column relate to amounts disclosed in the Summary Compensation Table of this proxy statement.	For the purposes of this table, the First Principal Executive Officer refers to Gerald L. Morgan. On March 18, 2021, Mr. Morgan was named Chief Executive Officer of the Company following Mr. Taylor’s passing. The amounts described in this column relate to amounts disclosed in the Summary Compensation Table of this proxy statement. Additionally, for the purposes of the 2021 fiscal year, the amounts also reflect compensation received by Mr. Morgan for positions within the Company before assuming the role of Chief Executive Officer on March 18, 2021.
Peer Group Issuers, Footnote [Text Block]
(8)

As more particularly shown in the Company’s Annual Report on Form 10-K for the years ended December 29, 2020 and December 28, 2021, we presented a performance graph by comparing our cumulative TSR against the Russell 3000 Restaurant Index (the “Russell Index”). In connection with our Annual Report on Form 10-K for the year ended December 27, 2022, the Company transitioned to the S&P Composite 1500 Restaurant Sub-Index (the “S&P Index”) as we believe this index is a more widely utilized industry index. For the purposes of the table above, we have shown the TSR for the Company’s peer companies using both the Russell Index and the S&P Index.  In furtherance of the foregoing,

(A)	using the Russell 3000 Restaurant Index, the TSR of the Company’s peer companies increased 13.4% in fiscal year 2020, increased 15.7% in fiscal year 2021, and decreased 7.2% in fiscal year 2022; and

(B)

using the S&P Composite 1500 Restaurant Sub-Index, the TSR of the Company’s peer companies increased 18.9% in fiscal year 2020, increased 22.6% in fiscal year 2021, and decreased 7.9% in fiscal year 2022.

Adjustment To PEO Compensation, Footnote [Text Block]

(3)

CALCULATION OF FIRST PEO CAP
Year	SCT Total Comp ($)(a)	SCT Stock Awards ($)(b)	Value of Unvested Equity Awards Granted during CFY ($)(c)	Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY ($)(d)	Value of Equity Awards Granted and Vested in CFY ($)(e)	Change in Value of Granted in Prior Years and Vested in CFY ($)(f)	Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY ($)(g)(i)	CAP to First PEO($) (a)-(b)+(c)+(d)+(e)+(f)-(g)
2022	4,421,989	2,201,368	2,297,748	--	$4,996	1,202,100	--	5,725,465
2021	3,769,765	2,394,513	2,352,525	--	--	73,963	--	3,801,740
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(i)	For the purposes of determining the amount that should be included in column (g) of each footnote throughout the Company’s Pay Versus Performance disclosure, the Company has used (i) the value of the difference in the target amount of performance based restricted stock units that an applicable officer was granted for a particular fiscal year and the amount of performance based restricted stock units that actually vested to the extent the same is less than such target amount, and (ii) the value of the difference in the target amount of “retention” restricted stock units that an applicable officer was granted and the amount of “retention” restricted stock units that actually vested (as and if applicable).

(4)

CALCULATION OF SECOND PEO CAP
Year	SCT Total Comp ($)(a)	SCT Stock Awards ($)(b)	Value of Unvested Equity Awards Granted during CFY ($)(c)	Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY ($)(d)	Value of Equity Awards Granted and Vested in CFY ($)(e)	Change in Value of Equity Awards Granted in Prior Years and Vested in CFY ($)(f)	Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY ($)(g)	CAP to Second PEO($) (a)-(b)+(c)+(d)+(e)+(f)-(g)
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	4,986,164	4,753,200	--	--	1,909,885	880,222	5,816,825	(2,793,754)
2020	3,620,939	3,358,800	4,737,600	1,698,000	---	668,322	---	7,366,061

Non-PEO NEO Average Total Compensation Amount	$ 1,662,319	$ 2,634,509	$ 1,207,262
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,823,561	1,934,435	1,773,284
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)	For the purposes of the 2020 fiscal year, the Non-Principal Executive Officers include Tonya R. Robinson, Doug W. Thompson, S. Chris Jacobsen, and Gerald L. Morgan.

For the purposes of the 2021 fiscal year, the Non-Principal Executive Officers include Tonya R. Robinson, Doug W. Thompson, S. Chris Jacobsen, Christopher C. Colson, Hernan E. Mujica and Regina A. Tobin.

For the purposes of the 2022 fiscal year, the Non-Principal Executive Officers include Tonya R. Robinson, S. Chris Jacobsen, Christopher C. Colson, Hernan E. Mujica and Regina A. Tobin.

(6)

CALCULATION OF 2020 NON-PEO CAP
Year	SCT Total Comp ($)(a)	SCT Stock Awards ($)(b)	Value of Unvested Equity Awards Granted during CFY ($)(c)	Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY ($)(d)	Value of Equity Awards Granted and Vested in CFY($)(e)	Change in Value of Equity Awards Granted in Prior Years and Vested in CFY ($)(f)	Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY ($)(g)	CAP to Non-PEO($) (a)-(b)+(c)+(d)+(e)+(f)-(g)
Robinson	920,732	671,760	947,520	226,400	---	(3,400)	---	1,419,492
Thompson	1,818,256	1,679,400	2,368,800	283,000	---	265,278	--	3,055,934
Jacobsen	924,889	671,760	947,520	226,400	---	92,317	---	1,519,366
Morgan	1,165,170	291,726	394,800	---	---	(169,900)	---	1,098,344
Average	1,207,262	828,662	1,164,660	183,950	---	46,074	---	1,773,284

CALCULATION OF 2021 NON-PEO CAP
Year	SCT Total Comp Amount ($)(a)	SCT Stock Awards ($)(b)	Value of Unvested Equity Awards Granted during CFY ($)(c)	Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY ($)(d)	Value of Equity Awards Granted and Vested in CFY ($)(e)	Change in Value of Equity Awards Granted in Prior Years and Vested in CFY ($)(f)	Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY ($)(g)	CAP to Non-PEO($) (a)-(b)+(c)+(d)+(e)+(f)-(g)
Robinson	1,788,492	998,855	1,120,250	---	---	5,234	147,497	1,767,624
Thompson	7,556,722	2,376,600	---	---	---	6,192	1,475,289	3,711,025
Jacobsen	1,712,853	950,640	1,075,440	---	---	4,020	516,319	1,325,354
Tobin	1,395,079	822,315	761,770	---	---	56,190	---	1,390,724
Colson	1,589,173	945,109	873,795	---	---	66,566	---	1,584,425
Mujica	1,764,732	1,142,043	1,064,238	---	---	140,529	---	1,827,456
Average	2,634,509	1,205,927	815,916	---	---	46,455	356,518	1,934,435

CALCULATION OF 2022 NON-PEO CAP
Year	SCT Total Comp ($)(a)	SCT Stock Awards ($)(b)	Value of Unvested Equity Awards Granted during CFY ($)(c)	Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY ($)(d)	Value of Equity Awards Granted and Vested in CFY ($)(e)	Change in Value of Equity Awards Granted in Prior Years and Vested in CFY ($)(f)	Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY ($)(g)	CAP to Non-PEO($) (a)-(b)+(c)+(d)+(e)+(f)-(g)
Robinson	1,755,123	893,178	932,283	---	---	205,623	---	1,999,851
Jacobsen	1,787,674	793,936	828,696	---	---	403,536	---	2,225,970
Tobin	1,788,904	795,166	913,449	---	---	(11,380)	---	1,895,807
Colson	1,489,948	496,210	517,935	---	---	(6,458)	---	1,505,215
Mujica	1,489,948	496,210	517,935	---	---	(20,710)	---	1,490,963
Average	1,662,319	694,940	742,060	---	---	114,122	---	1,823,561

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

The following table lists the three financial performance measures that we believe represent the most important financial measures to link compensation actually paid to our Named Executive Officers in 2022 to our performance.

Most Important Performance Measures
1) Diluted Earnings Per Share Growth
2) Profit Growth
3) Change in Stock Price

Total Shareholder Return Amount	$ 173.96	164.74	140.80
Net Income (Loss)	$ 269,800,000	$ 245,300,000	$ 31,300,000
Company Selected Measure Amount | $ / shares	3.97	3.50	0.45
PEO Name	Gerald L. Morgan
Peer Group 2 Total Shareholder Return Amount	$ 121.76	$ 131.20	$ 113.40
Peer Group 1 Total Shareholder Return Amount	$ 134.26	$ 145.77	$ 118.90
Change In Shareholder Rtn Percentage	5.60%	17.00%	40.80%
Change In Peer Group 1 Rtn Percentage	7.90%	22.60%	18.90%
Change In Peer Group 2 Rtn Percentage	7.20%	15.70%	13.40%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Diluted Earnings Per Share Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Profit Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Change in Stock Price
Gerald L Morgan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,421,989	$ 3,769,765
PEO Actually Paid Compensation Amount	5,725,465	3,801,740
Non-PEO NEO Average Total Compensation Amount			$ 1,165,170
Non-PEO NEO Average Compensation Actually Paid Amount			1,098,344
W Kent Taylor [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		4,986,164	3,620,939
PEO Actually Paid Compensation Amount		(2,793,754)	7,366,061
Tonya R Robinson [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	1,755,123	1,788,492	920,732
Non-PEO NEO Average Compensation Actually Paid Amount	1,999,851	1,767,624	1,419,492
Doug W Thompson [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		7,556,722	1,818,256
Non-PEO NEO Average Compensation Actually Paid Amount		3,711,025	3,055,934
S Chris Jacobsen [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	1,787,674	1,712,853	924,889
Non-PEO NEO Average Compensation Actually Paid Amount	2,225,970	1,325,354	1,519,366
Christopher C Colson [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	1,489,948	1,589,173
Non-PEO NEO Average Compensation Actually Paid Amount	1,505,215	1,584,425
Hernan E Mujica [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	1,489,948	1,764,732
Non-PEO NEO Average Compensation Actually Paid Amount	1,490,963	1,827,456
Regina A Tobin [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	1,788,904	1,395,079
Non-PEO NEO Average Compensation Actually Paid Amount	1,895,807	1,390,724
PEO [Member] | Gerald L Morgan [Member] | SCT Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,201,368)	(2,394,513)
PEO [Member] | Gerald L Morgan [Member] | Value of Unvested Equity Awards Granted during CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,297,748	2,352,525
PEO [Member] | Gerald L Morgan [Member] | Change in Value of Granted in Prior Years and Vested in CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,202,100	73,963
PEO [Member] | Gerald L Morgan [Member] | Value of Equity Awards Granted and Vested in CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,996
PEO [Member] | W Kent Taylor [Member] | SCT Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,753,200)	(3,358,800)
PEO [Member] | W Kent Taylor [Member] | Value of Unvested Equity Awards Granted during CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,737,600
PEO [Member] | W Kent Taylor [Member] | Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,698,000
PEO [Member] | W Kent Taylor [Member] | Change in Value of Granted in Prior Years and Vested in CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		880,222	668,322
PEO [Member] | W Kent Taylor [Member] | Value of Equity Awards Granted and Vested in CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,909,885
PEO [Member] | W Kent Taylor [Member] | Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,816,825)
Non-PEO NEO [Member] | SCT Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	694,940	1,205,927	828,662
Non-PEO NEO [Member] | Value of Unvested Equity Awards Granted during CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	742,060	815,916	1,164,660
Non-PEO NEO [Member] | Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			183,950
Non-PEO NEO [Member] | Change in Value of Granted in Prior Years and Vested in CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	114,122	46,455	46,074
Non-PEO NEO [Member] | Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		356,518
Non-PEO NEO [Member] | Gerald L Morgan [Member] | SCT Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			291,726
Non-PEO NEO [Member] | Gerald L Morgan [Member] | Value of Unvested Equity Awards Granted during CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			394,800
Non-PEO NEO [Member] | Gerald L Morgan [Member] | Change in Value of Granted in Prior Years and Vested in CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(169,900)
Non-PEO NEO [Member] | Tonya R Robinson [Member] | SCT Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	893,178	998,855	671,760
Non-PEO NEO [Member] | Tonya R Robinson [Member] | Value of Unvested Equity Awards Granted during CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	932,283	1,120,250	947,520
Non-PEO NEO [Member] | Tonya R Robinson [Member] | Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			226,400
Non-PEO NEO [Member] | Tonya R Robinson [Member] | Change in Value of Granted in Prior Years and Vested in CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	205,623	5,234	(3,400)
Non-PEO NEO [Member] | Tonya R Robinson [Member] | Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		147,497
Non-PEO NEO [Member] | Doug W Thompson [Member] | SCT Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,376,600	1,679,400
Non-PEO NEO [Member] | Doug W Thompson [Member] | Value of Unvested Equity Awards Granted during CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,368,800
Non-PEO NEO [Member] | Doug W Thompson [Member] | Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			283,000
Non-PEO NEO [Member] | Doug W Thompson [Member] | Change in Value of Granted in Prior Years and Vested in CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,192	265,278
Non-PEO NEO [Member] | Doug W Thompson [Member] | Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,475,289
Non-PEO NEO [Member] | S Chris Jacobsen [Member] | SCT Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	793,936	950,640	671,760
Non-PEO NEO [Member] | S Chris Jacobsen [Member] | Value of Unvested Equity Awards Granted during CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	828,696	1,075,440	947,520
Non-PEO NEO [Member] | S Chris Jacobsen [Member] | Change in Value of Equity Awards Granted in Prior Years and Unvested at end of CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			226,400
Non-PEO NEO [Member] | S Chris Jacobsen [Member] | Change in Value of Granted in Prior Years and Vested in CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	403,536	4,020	$ 92,317
Non-PEO NEO [Member] | S Chris Jacobsen [Member] | Value of Equity Awards Previously Granted that Failed to Meet Conditions in CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		516,319
Non-PEO NEO [Member] | Christopher C Colson [Member] | SCT Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	496,210	945,109
Non-PEO NEO [Member] | Christopher C Colson [Member] | Value of Unvested Equity Awards Granted during CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	517,935	873,795
Non-PEO NEO [Member] | Christopher C Colson [Member] | Change in Value of Granted in Prior Years and Vested in CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,458)	66,566
Non-PEO NEO [Member] | Hernan E Mujica [Member] | SCT Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	496,210	1,142,043
Non-PEO NEO [Member] | Hernan E Mujica [Member] | Value of Unvested Equity Awards Granted during CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	517,935	1,064,238
Non-PEO NEO [Member] | Hernan E Mujica [Member] | Change in Value of Granted in Prior Years and Vested in CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,710)	140,529
Non-PEO NEO [Member] | Regina A Tobin [Member] | SCT Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	795,166	822,315
Non-PEO NEO [Member] | Regina A Tobin [Member] | Value of Unvested Equity Awards Granted during CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	913,449	761,770
Non-PEO NEO [Member] | Regina A Tobin [Member] | Change in Value of Granted in Prior Years and Vested in CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (11,380)	$ 56,190